Cash, Cash Equivalents and Short-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents:
Cash	$ 1,814,844	$ 1,452,985	$ 1,234,596	$ 1,000,953
Short-term investments:
Bank time deposits	1,515,880	951,235
Wealth management products	166,168
Subtotal	1,682,048	951,235
Total cash, cash equivalents and short-term investments	3,496,892	2,404,220
Interest income	$ 85,829	$ 85,386	$ 57,970
Maximum maturity period of time deposits and wealth management products	1 year